SCHEDULE II - Condensed Financial Information of Registrant	12 Months Ended
Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
PartnerRe Ltd.
Condensed Balance Sheets—Parent Company Only
(Expressed in thousands of U.S. dollars, except parenthetical share and per share data)

	December 31, 2016	December 31, 2015
Assets
Fixed maturities, at fair value (amortized cost: 2016, $78,104; 2015, $254,486)	$77,170	$252,538
Cash and cash equivalents	23,150	94,835
Investments in subsidiaries	8,558,696	8,187,691
Intercompany loans and balances receivable	700,965	605,697
Other	4,394	2,955
Total assets	$9,364,375	$9,143,716

Liabilities
Intercompany loans and balances payable (1)	$2,652,060	$2,211,106
Accounts payable, accrued expenses and other	24,403	32,109
Total liabilities	2,676,463	2,243,215

Shareholders’ Equity
Common shares (par value $1.00; issued: 2016, 1 share and 2015, 87,237,220 shares)	—	87,237
Preferred shares (par value $1.00; issued and outstanding: 2016, 28,169,062 shares; 2015, 34,150,000 shares; aggregate liquidation value: 2016, $704,227; 2015, $853,750)	28,169	34,150
Additional paid-in capital	2,396,530	3,982,147
Accumulated other comprehensive loss	(74,569)	(83,283)
Retained earnings	4,337,782	6,146,802
Common shares held in treasury, at cost (2015, 39,303,068 shares)	—	(3,266,552)
Total shareholders’ equity attributable to PartnerRe Ltd.	6,687,912	6,900,501
Total liabilities and shareholders’ equity attributable to PartnerRe Ltd.	$9,364,375	$9,143,716

(1)
The parent has fully and unconditionally guaranteed on a subordinated basis all obligations of PartnerRe Finance II Inc., an indirect 100% owned finance subsidiary of the parent, related to the remaining $63 million aggregate principal amount of 6.440% Fixed-to-Floating Rate Junior Subordinated Capital Efficient Notes (CENts). The parent’s obligations under this guarantee are unsecured and rank junior in priority of payments to the parent’s senior notes.

The parent has fully and unconditionally guaranteed all obligations of PartnerRe Finance A and PartnerRe Finance B, indirect 100% owned finance subsidiaries of the parent, and PartnerRe Finance Ireland DAC, direct 100% owned subsidiary of the parent, related to the issuance of $250 million aggregate principal amount of 6.875% senior notes (redeemed in November 2016), $500 million aggregate principal amount of 5.500% senior notes and €750 million aggregate principal amount of 1.250% senior notes, respectively. The parent’s obligations under these guarantees are senior and unsecured and rank equally with all other senior unsecured indebtedness of the parent.
PartnerRe Ltd.
Condensed Statements of Operations and Comprehensive Income—Parent Company Only
(Expressed in thousands of U.S. dollars)

	For the year ended December 31, 2016	For the year ended December 31, 2015	For the year ended December 31, 2014
Revenues
Net investment income	$2,690	$3,516	$—
Interest income on intercompany loans	12,109	12,295	14,669
Net realized and unrealized investment gains (losses)	2,993	(1,104)	—
Other income	2,483	—	—
Total revenues	20,275	14,707	14,669
Expenses
Other expenses	116,758	435,404	58,076
Interest expense on intercompany loans	7,016	6,243	1,696
Net foreign exchange gains	(10,788)	(3,199)	(3,192)
Total expenses	112,986	438,448	56,580
Loss before equity in net income of subsidiaries	(92,711)	(423,741)	(41,911)
Equity in net income of subsidiaries	540,019	528,122	1,096,885
Net income attributable to PartnerRe Ltd.	447,308	104,381	1,054,974
Preferred dividends	55,043	56,735	56,735
Loss on redemption of preferred shares	4,908	—	—
Net income attributable to PartnerRe Ltd. common shareholders	$387,357	$47,646	$998,239
Comprehensive income
Net income attributable to PartnerRe Ltd.	$447,308	$104,381	$1,054,974
Total other comprehensive income (loss), net of tax	8,714	(49,200)	(21,845)
Comprehensive income attributable to PartnerRe Ltd.	$456,022	$55,181	$1,033,129
PartnerRe Ltd.
Condensed Statements of Cash Flows—Parent Company Only
(Expressed in thousands of U.S. dollars)

	For the year ended December 31, 2016	For the year ended December 31, 2015	For the year ended December 31, 2014
Cash flows from operating activities
Net income attributable to PartnerRe Ltd.	$447,308	$104,381	$1,054,974
Adjustments to reconcile net income to net cash used in operating activities:
Equity in net income of subsidiaries	(540,019)	(528,122)	(1,096,885)
Other, net	11,205	32,725	33,598
Net cash used in operating activities	(81,506)	(391,016)	(8,313)
Cash flows from investing activities
Advances to/from subsidiaries, net	(167,254)	97,532	(12,635)
Net issue of intercompany loans receivable and payable	542,193	5,955	2,500
Sales and redemptions of fixed maturities	99,888	16,818	—
Purchases of fixed maturities	(7,839)	(25,758)	—
Dividends received from subsidiaries	—	418,789	—
Other, net	(2,408)	13,292	60
Net cash provided by (used in) investing activities	464,580	526,628	(10,075)
Cash flows from financing activities
Cash dividends paid to common and preferred shareholders (1)	(240,725)	(47,582)	—
Reissuance of treasury shares and issuance of common shares, net of taxes paid	—	7,996	16,785
Redemption of preferred shares	(149,523)	—	—
Reissuance of treasury shares, net of taxes	10,965	—	—
Settlement of share-based awards upon change in control	(75,531)	—	—
Net cash (used in) provided by financing activities	(454,814)	(39,586)	16,785
Effect of foreign exchange rate changes on cash	55	(1,562)	688
Increase (decrease) in cash and cash equivalents	(71,685)	94,464	(915)
Cash and cash equivalents—beginning of year	94,835	371	1,286
Cash and cash equivalents—end of year	$23,150	$94,835	$371

(1)
During the years ended December 31, 2016, 2015 and 2014, dividends paid to common and preferred shareholders of $251 million, $143 million and $191 million, respectively and the repurchase of common shares of nil, $71 million and $547 million, respectively, were paid by a subsidiary on behalf of the parent and have been excluded from the Condensed Statements of Cash Flows—Parent Company Only.